DEFERRED ACQUISITION COSTS (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
DEFERRED ACQUISITION COSTS
Balance - Beginning of year	$ 58,571,981	$ 46,808,359	$ 46,808,359	$ 27,860,885
Acquisition costs deferred	132,127,037	94,062,544	117,737,579	95,096,214
Amortization charged to income	(101,262,030)	(76,851,909)	(105,973,957)	(76,148,740)
Balance-September 30	$ 89,436,987	$ 64,018,994	$ 58,571,981	$ 46,808,359